Accounts and Other Receivables - Components of Accounts and Other Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Receivables [Abstract]
Trade receivables	$ 321.2	$ 301.2
Income taxes receivable	34.4	29.6
Other receivables and advances	19.0	26.6
Provision for doubtful trade receivables	(8.5)	(2.6)	$ (3.4)	$ (6.1)
Total accounts and other receivables	$ 366.1	$ 354.8